Related Party Transactions (Narrative) (Details) - Preference Shares [Member]	12 Months Ended
Dec. 31, 2019 CAD ($) shares
Disclosure of classes of share capital [line items]
Number of purchased preference shares | shares	325,000
Amount of preference shares | $	$ 130,000